CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss including noncontrolling interests	$ (445,698)	$ (196,739)	$ (292,774)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity method loss (income)	4,593	(488)	(5,756)
Depreciation and amortization	28,753	19,127	6,294
Share-based compensation	61,497	71,055	241,689
Fair value adjustment to warrant liability	(2,349)	1,842	(11,088)
Issuance of ordinary shares related to commitment shares	0	0	1,000
Gain on sale of investments in loans and securities	(7,922)	0	0
Other than temporary impairment of investments in loans and securities			33,704
Write-off of capitalized software	3,245	2,475	3,209
Debt issuance costs amortization	3,739	0	0
Loss (gain) on foreign exchange	4,189	(1,320)	0
Other non-cash items	367	0	0
Change in operating assets and liabilities:
Fees and other receivables	(24,004)	(20,740)	(46,453)
Prepaid expenses and other assets	(9,239)	12,912	(23,227)
Right-of-use assets	1,115	3,854	7,742
Accounts payable	5,678	(448)	(9,841)
Accrued expenses and other liabilities	6,861	(17,770)	32,403
Operating lease liability	522	(3,712)	(11,192)
Income taxes	21,159	5,019	8,632
Net cash provided by (used in) operating activities	66,520	9,577	(40,000)
Proceeds from the sale/maturity/prepayment of:
Investments in loans and securities	227,771	172,061	112,897
Short-term deposits	0	0	5,020
Equity method and other investments	31	0	453
Cash and restricted cash acquired from Darwin Homes, Inc.		1,608
Payments for the purchase of:
Investments in loans and securities	(693,941)	(566,173)	(355,633)
Property and equipment	(17,737)	(20,189)	(22,406)
Intangible assets	(5,500)	0	0
Equity method and other investments	(175)	0	(5,750)
Acquisition of Theorem Technology, Inc., net of cash acquired	(9,094)
Net cash used in investing activities	(498,645)	(412,693)	(265,419)
Cash flows from financing activities
Proceeds from sale of ordinary shares, net of issuance costs	89,956	0	0
Proceeds from sale of ordinary shares in connection with the Business Combination and PIPE Investment, net of issuance costs	0	0	291,872
Proceeds from issuance of redeemable convertible preferred shares, net	0	74,250	0
Proceeds from long-term debt	341,845	0	0
Proceeds from exchangeable notes	152,000	0	0
Proceeds from secured borrowing	265,656	338,472	139,413
Proceeds received from noncontrolling interests	63,960	19,955	105,469
Proceeds from revolving credit facility	59,000	130,000	42,100
Proceeds from exercise of stock options, warrants and contributions to ESPP	3,305	4,334	1,617
Proceeds from issuance of ordinary shares from the Equity Financing Purchase Agreement	11,865	27,892	0
Distributions made to noncontrolling interests	(9,820)	(43,767)	(77,764)
Payments made to revolving credit facility	(149,000)	(55,000)	(27,100)
Payments made to secured borrowing	(361,428)	(206,390)	(37,687)
Payments made to long-term debt	(14,000)	0	0
Debt issuance costs	(16,651)	0	0
Settlement of share-based compensation in satisfaction of tax withholding requirements	0	(650)	0
Net cash provided by financing activities	436,688	289,096	437,920
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(586)	(515)	0
Net increase (decrease) in cash, cash equivalents and restricted cash	3,977	(114,535)	132,501
Cash, cash equivalents and restricted cash, beginning of period	222,541	337,076	204,575
Cash, cash equivalents and restricted cash, end of period	226,518	222,541	337,076
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the statements of cash flow above:
Cash and cash equivalents	187,921	186,478	309,793
Restricted cash	38,597	36,063	27,283
Total cash, cash equivalents, and restricted cash	226,518	222,541	337,076
Supplemental disclosures of cash flow information
Cash paid for income taxes	4,908	9,174	6,941
Cash paid for interest expense	80,321	17,779	4,341
Cash paid for operating leases	13,056	14,103	11,192
Supplemental disclosure of non-cash activities
Initial recognition (derecognition) of right-of-use assets and operating lease liability	(17,737)	(1,839)	68,819
In-kind distributions	0	20,603	0
Issuance of ordinary shares in connection with acquisitions	5,969	18,134	0
Stock-based compensation included in capitalized internal-use software	7,149	8,315	9,021
Contingent consideration liability in connection with the acquisition of Theorem	6,090	0	0
Asset-Backed Securities
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment loss on investments in loans and securities/loss on loans held-for-investment	414,014	134,510	15,007
Other loans and receivables
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Impairment loss on investments in loans and securities/loss on loans held-for-investment	$ 0	$ 0	$ 10,651